Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement Income Fund	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	3.94%	2.58%	4.85%	3.06%	1.47%	3.99%	2.45%	1.67%	3.57%	10.57%	4.06%	5.74%	8.72%	3.05%	3.75%	10.85%	4.29%	5.96%